Expense Example, No Redemption - AIG Income Explorer Fund	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class W 1 Year	Class W 3 Years	Class W 5 Years	Class W 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years
USD ($)	670	872	1,091	1,718	167	517	892	1,770	81	252	439	978